SMEAD VALUE FUND
Schedule of Investments
August 31, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS 96.36%
Banks 11.61%
Bank of America Corp.	2,942,902	$149,322,847
Fifth Third Bancorp	1,411,364	64,598,130
JPMorgan Chase & Co.	522,640	157,534,149
M&T Bank Corp.	313,369	63,193,993
Western Alliance Bancorp	1,157,633	103,666,035
		538,315,154
Consumer Durables & Apparel 15.76%
Crocs, Inc. (a)	552,392	48,168,582
DR Horton, Inc.	1,596,509	270,576,345
Lennar Corp. – Class A	1,691,743	225,238,663
NVR, Inc. (a)	22,973	186,486,774
		730,470,364
Diversified Financials 7.04%
American Express Co.	713,518	236,374,243
Credit Acceptance Corp. (a)	174,875	90,013,409
		326,387,652
Energy 23.12%
APA Corp.	8,848,147	205,453,973
Cenovus Energy, Inc. (b)	13,189,611	219,354,655
ConocoPhillips	1,522,395	150,671,433
Devon Energy Corp.	1,284,549	46,372,219
Diamondback Energy, Inc.	1,140,463	169,655,276
Occidental Petroleum Corp.	3,230,477	153,803,010
Ovintiv, Inc.	3,004,748	126,559,986
		1,071,870,552
Health Care Equipment & Services 1.92%
UnitedHealth Group, Inc.	286,744	88,853,363
Pharmaceuticals, Biotechnology & Life Sciences 9.40%
Amgen, Inc.	744,273	214,134,785
Merck & Co., Inc.	2,635,885	221,730,646
		435,865,431
Real Estate 11.63%
Macerich Co. (The) – REIT	12,961,810	238,497,304
Simon Property Group, Inc. – REIT	1,662,779	300,397,654
		538,894,958
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SMEAD VALUE FUND
Schedule of Investments (Continued)
August 31, 2025 (Unaudited)
	Shares	Value
Retailing 11.28%
eBay, Inc.	1,888,059	$171,077,026
Home Depot, Inc.	327,615	133,263,954
Target Corp.	1,591,920	152,792,482
Ulta Beauty, Inc. (a)	133,181	65,622,274
		522,755,736
Semiconductors & Semiconductor Equipment 2.02%
QUALCOMM, Inc.	582,097	93,560,451
Transportation 2.58%
U-Haul Holding Co. (Non Voting)	2,292,965	119,784,492
TOTAL COMMON STOCKS (Cost $3,359,334,036)		4,466,758,153
SHORT-TERM INVESTMENTS 3.69%
Money Market Fund 3.69%
Northern Institutional Treasury Portfolio — Premier Class, 4.11% (c)	171,042,900	171,042,900
TOTAL SHORT-TERM INVESTMENTS (Cost $171,042,900)		171,042,900
TOTAL INVESTMENTS (Cost $3,530,376,936) 100.05%		4,637,801,053
Other Assets in Excess of Liabilities (0.05)%		(2,173,615)
TOTAL NET ASSETS 100%		$4,635,627,438

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of August 31, 2025.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
August 31, 2025 (Unaudited)
	Shares	Value
COMMON STOCKS 92.69%
Australia 1.17%
Materials 1.17%
Whitehaven Coal Ltd.	508,511	$2,198,175
Austria 9.56%
Financials 9.56%
BAWAG Group AG (a),(b)	138,452	17,890,666
Canada 32.64%
Consumer Discretionary 1.03%
Spin Master Corp. (a)	117,235	1,930,086
Consumer Staples 0.76%
Alimentation Couche-Tard, Inc.	28,281	1,433,459
Energy 28.10%
Cenovus Energy, Inc.	707,490	11,766,171
Imperial Oil Ltd.	58,473	5,305,935
MEG Energy Corp.	666,941	13,719,069
Strathcona Resources Ltd.	561,638	15,613,892
Tamarack Valley Energy Ltd.	1,579,613	6,199,522
		52,604,589
Materials 2.75%
West Fraser Timber Co. Ltd.	70,702	5,150,201
		61,118,335
Denmark 3.91%
Consumer Discretionary 3.91%
Pandora AS	52,960	7,311,771
Italy 10.21%
Financials 10.21%
Assicurazioni Generali SpA	165,271	6,460,327
UniCredit SpA	163,623	12,663,187
		19,123,514
Japan 2.90%
Consumer Discretionary 2.90%
Subaru Corp.	278,208	5,426,321

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
August 31, 2025 (Unaudited)
	Shares	Value
Netherlands 1.10%
Communications 1.10%
Universal Music Group NV	72,778	$2,057,419
Norway 3.80%
Industrials 3.80%
Frontline PLC	346,911	7,116,991
Spain 5.21%
Financials 5.21%
Bankinter SA	654,124	9,747,987
Switzerland 3.87%
Health Care 3.87%
Roche Holding AG	22,212	7,251,158
United Kingdom 17.33%
Consumer Discretionary 6.10%
Burberry Group PLC (b)	411,638	7,135,017
Next PLC	26,470	4,278,603
		11,413,620
Financials 7.56%
Barclays PLC	1,718,270	8,364,447
NatWest Group PLC	836,388	5,786,466
		14,150,913
Materials 3.67%
Glencore PLC (b)	1,739,086	6,872,837
		32,437,370
United States 0.99%
Energy 0.99%
Occidental Petroleum Corp.	39,054	1,859,361
TOTAL COMMON STOCKS (Cost $114,901,669)		173,539,068
PREFERRED STOCKS 3.11%
Germany 3.11%
Consumer Discretionary 3.11%
Dr Ing hc F Porsche AG, 3.30% (a),(c)	62,355	3,315,147
Volkswagen AG, 6.40% (c)	21,606	2,516,261
TOTAL PREFERRED STOCKS (Cost $6,130,461)		5,831,408

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
August 31, 2025 (Unaudited)
	Shares	Value
WARRANTS 1.23%
United States 1.23%
Energy 1.23%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	90,431	2,304,182
TOTAL WARRANTS (Cost $927,886)		2,304,182
SHORT-TERM INVESTMENTS 2.77%
Money Market Fund 2.77%
Northern Institutional Treasury Portfolio — Premier Class, 4.11% (d)	5,176,778	5,176,778
TOTAL SHORT-TERM INVESTMENTS (Cost $5,176,778)		5,176,778
TOTAL INVESTMENTS (Cost $127,136,794) 99.80%		186,851,436
Other Assets in Excess of Liabilities 0.20%		380,307
TOTAL NET ASSETS 100.00%		$187,231,743

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the value of this security totaled $23,135,899 or 12.36% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 7-day annualized yield as of August 31, 2025.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
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